UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

MARCH 31, 2017

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 3.0%
American Axle & Manufacturing Holdings Inc.	200,820	$3,771,400	*
Cooper Tire & Rubber Co.	110,888	4,917,883
Cooper-Standard Holdings Inc.	37,756	4,188,273	*
Dana Inc.	117,604	2,270,933
Modine Manufacturing Co.	79,271	967,106	*
Stoneridge Inc.	117,980	2,140,157	*
Superior Industries International Inc.	43,518	1,103,181
Tenneco Inc.	70,685	4,412,158
Tower International Inc.	110,104	2,983,819

Total Auto Components		26,754,910

Diversified Consumer Services - 0.4%
American Public Education Inc.	36,730	841,117	*
DeVry Education Group Inc.	88,966	3,153,845

Total Diversified Consumer Services		3,994,962

Hotels, Restaurants & Leisure - 5.1%
BJ’s Restaurants Inc.	78,041	3,152,856	*
Bloomin’ Brands Inc.	178,017	3,512,276
Boyd Gaming Corp.	176,100	3,875,961	*
Cheesecake Factory Inc.	46,056	2,918,108
Dave & Buster’s Entertainment Inc.	66,882	4,085,821	*
Denny’s Corp.	73,715	911,855	*
Eldorado Resorts Inc.	41,522	785,804	*
Intrawest Resorts Holdings Inc.	39,719	993,372	*
Isle of Capri Casinos Inc.	134,800	3,553,328	*
Jack in the Box Inc.	51,256	5,213,760
Marcus Corp.	32,329	1,037,761
Marriott Vacations Worldwide Corp.	46,738	4,670,528
Penn National Gaming Inc.	217,559	4,009,612	*
Pinnacle Entertainment Inc.	45,807	894,153	*
Ruth’s Hospitality Group Inc.	55,938	1,121,557
Scientific Games Corp., Class A Shares	110,600	2,615,690	*
Sonic Corp.	92,460	2,344,786

Total Hotels, Restaurants & Leisure		45,697,228

Household Durables - 1.2%
Ethan Allen Interiors Inc.	50,250	1,540,163
Hooker Furniture Corp.	19,140	594,297
iRobot Corp.	22,703	1,501,576	*
KB Home	263,438	5,237,147
M.D.C. Holdings Inc.	62,616	1,881,611

Total Household Durables		10,754,794

Leisure Products - 0.2%
American Outdoor Brands Corp.	83,649	1,657,086	*
Malibu Boats Inc., Class A Shares	20,724	465,254	*

Total Leisure Products		2,122,340

Media - 0.8%
Media General Inc., CVR	90,228	0	(a)(b)(c)
Meredith Corp.	39,481	2,550,473
Nexstar Media Group Inc.	11,269	790,520
Sinclair Broadcast Group Inc., Class A Shares	98,721	3,998,200

Total Media		7,339,193

Multiline Retail - 0.4%
Big Lots Inc.	78,862	3,839,002

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A Shares	293,042	$3,495,991
Ascena Retail Group Inc.	306,928	1,307,513	*
Barnes & Noble Inc.	257,370	2,380,673
Caleres Inc.	68,121	1,799,757
Christopher & Banks Corp.	131,467	194,571	*
Express Inc.	267,700	2,438,747	*
Finish Line Inc., Class A Shares	165,617	2,356,730
Office Depot Inc.	254,417	1,186,855
Rent-A-Center Inc.	172,841	1,533,100
Sonic Automotive Inc., Class A Shares	56,979	1,142,429

Total Specialty Retail		17,836,366

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	15,882	933,067
Deckers Outdoor Corp.	34,723	2,074,005	*
Perry Ellis International Inc.	43,316	930,428	*
Vera Bradley Inc.	51,082	475,573	*
Wolverine World Wide Inc.	122,147	3,050,011

Total Textiles, Apparel & Luxury Goods		7,463,084

TOTAL CONSUMER DISCRETIONARY		125,801,879

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.7%
Andersons Inc.	48,332	1,831,783
Ingles Markets Inc., Class A Shares	15,647	675,168
SpartanNash Co.	46,938	1,642,360
SUPERVALU Inc.	522,087	2,015,256	*

Total Food & Staples Retailing		6,164,567

Food Products - 2.1%
Darling Ingredients Inc.	253,024	3,673,908	*
Dean Foods Co.	188,949	3,714,737
Fresh Del Monte Produce Inc.	79,994	4,738,045
Omega Protein Corp.	53,741	1,077,507
Sanderson Farms Inc.	53,170	5,521,173

Total Food Products		18,725,370

Personal Products - 0.1%
Medifast Inc.	32,181	1,427,871

TOTAL CONSUMER STAPLES		26,317,808

ENERGY - 2.2%
Energy Equipment & Services - 0.9%
Atwood Oceanics Inc.	206,153	1,964,638	*
Oil States International Inc.	69,126	2,291,527	*
Pioneer Energy Services Corp.	382,030	1,528,120	*
Tidewater Inc.	233,794	268,863	*
Unit Corp.	85,898	2,075,296	*

Total Energy Equipment & Services		8,128,444

Oil, Gas & Consumable Fuels - 1.3%
Alon USA Energy Inc.	146,632	1,787,444
Carrizo Oil & Gas Inc.	43,564	1,248,544	*
Delek US Holdings Inc.	103,182	2,504,227
Green Plains Inc.	34,794	861,152

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Matador Resources Co.	96,986	$2,307,297	*
Northern Oil and Gas Inc.	120,399	313,037	*
Pacific Ethanol Inc.	63,559	435,379	*
Renewable Energy Group Inc.	34,557	361,121	*
REX American Resources Corp.	19,337	1,749,805	*

Total Oil, Gas & Consumable Fuels		11,568,006

TOTAL ENERGY		19,696,450

FINANCIALS - 18.5%
Banks - 9.5%
Banc of California Inc.	175,699	3,636,969
Berkshire Hills Bancorp Inc.	38,070	1,372,423
Brookline Bancorp Inc.	130,549	2,043,092
Cathay General Bancorp	47,909	1,805,211
Centerstate Banks Inc.	58,872	1,524,785
Community Trust Bancorp Inc.	25,462	1,164,887
Customers Bancorp Inc.	67,549	2,129,820	*
First Bancorp	368,980	2,084,737	*
First Commonwealth Financial Corp.	97,325	1,290,529
First Merchants Corp.	113,193	4,450,749
First Midwest Bancorp Inc.	157,830	3,737,414
FNB Corp.	386,211	5,742,958
Great Western Bancorp Inc.	138,664	5,880,740
Hancock Holding Co.	49,761	2,266,614
Hanmi Financial Corp.	162,328	4,991,586
Heartland Financial USA Inc.	33,013	1,648,999
Heritage Financial Corp.	21,453	530,962
Hilltop Holdings Inc.	125,946	3,459,737
Home BancShares Inc.	148,737	4,026,311
IBERIABANK Corp.	73,338	5,801,036
Independent Bank Group Inc.	21,270	1,367,661
OFG Bancorp	122,233	1,442,349
Opus Bank	91,329	1,840,279
PrivateBancorp Inc.	77,700	4,613,049
Seacoast Banking Corp.	40,411	969,056	*
Union Bankshares Corp.	29,450	1,036,051
United Community Banks Inc.	190,485	5,274,530
Western Alliance Bancorp	105,358	5,172,024	*
Wintrust Financial Corp.	62,511	4,320,760

Total Banks		85,625,318

Capital Markets - 1.7%
Evercore Partners Inc., Class A Shares	66,678	5,194,216
International FCStone Inc.	54,072	2,052,573	*
Investment Technology Group Inc.	88,818	1,798,565
KCG Holdings Inc., Class A Shares	175,994	3,137,973	*
Manning & Napier Inc.	117,186	667,960
OM Asset Management PLC	6,560	99,187
Piper Jaffray Cos.	31,223	1,993,589

Total Capital Markets		14,944,063

Consumer Finance - 0.2%
Consumer Portfolio Services Inc.	67,093	316,008	*
Enova International Inc.	72,921	1,082,877	*
Nelnet Inc., Class A Shares	14,321	628,119

Total Consumer Finance		2,027,004

Insurance - 2.4%
American Equity Investment Life Holding Co.	88,403	2,088,963
CNO Financial Group Inc.	116,423	2,386,672
Employers Holdings Inc.	51,444	1,952,300
Genworth Financial Inc., Class A Shares	302,576	1,246,613	*
HCI Group Inc.	81,231	3,702,509
Heritage Insurance Holdings Inc.	141,625	1,808,551
Maiden Holdings Ltd.	198,995	2,785,930
Primerica Inc.	18,000	1,479,600
United Fire Group Inc.	36,978	1,581,549
Universal Insurance Holdings Inc.	116,477	2,853,686

Total Insurance		21,886,373

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - 0.5%
Ladder Capital Corp.	128,626	$1,857,359
Pennymac Mortgage Investment Trust	152,814	2,712,449

Total Mortgage Real Estate Investment (REITs)		4,569,808

Thrifts & Mortgage Finance - 4.2%
BofI Holding Inc.	201,467	5,264,333	*
Dime Community Bancshares Inc.	33,859	687,338
Essent Group Ltd.	158,465	5,731,679	*
EverBank Financial Corp.	69,747	1,358,671
HomeStreet Inc.	75,705	2,115,955	*
LendingTree Inc.	29,197	3,659,844	*
Meta Financial Group Inc.	24,364	2,156,214
MGIC Investment Corp.	583,799	5,913,884	*
NMI Holdings Inc., Class A Shares	121,779	1,388,280	*
OceanFirst Financial Corp.	17,994	506,981
PennyMac Financial Services Inc., Class A Shares	54,752	933,522	*
Radian Group Inc.	232,228	4,170,815
Walker & Dunlop Inc.	54,635	2,277,733	*
WSFS Financial Corp.	45,057	2,070,369

Total Thrifts & Mortgage Finance		38,235,618

TOTAL FINANCIALS		167,288,184

HEALTH CARE - 12.2%
Biotechnology - 4.7%
Achillion Pharmaceuticals Inc.	231,423	974,291	*
Acorda Therapeutics Inc.	93,516	1,963,836	*
AMAG Pharmaceuticals Inc.	72,531	1,635,574	*
Amicus Therapeutics Inc.	145,288	1,035,903	*
Aptevo Therapeutics Inc.	57,982	119,443	*
Arena Pharmaceuticals Inc.	241,900	353,174	*
Celldex Therapeutics Inc.	343,095	1,238,573	*
Chimerix Inc.	178,653	1,139,806	*
Eagle Pharmaceuticals Inc.	36,238	3,005,580	*
Emergent BioSolutions Inc.	91,013	2,643,018	*
Enanta Pharmaceuticals Inc.	61,383	1,890,596	*
Epizyme Inc.	71,196	1,221,011	*
Geron Corp.	645,734	1,465,816	*
Halozyme Therapeutics Inc.	73,989	958,897	*
Infinity Pharmaceuticals Inc.	135,100	436,373	*
Insmed Inc.	57,562	1,007,911	*
Insys Therapeutics Inc.	140,736	1,479,135	*
Merrimack Pharmaceuticals Inc.	150,247	462,761	*
MiMedx Group Inc.	270,592	2,578,742	*
Momenta Pharmaceuticals Inc.	153,003	2,042,590	*
NewLink Genetics Corp.	109,404	2,636,636	*
OncoMed Pharmaceuticals Inc.	49,793	458,594	*
Osiris Therapeutics Inc.	105,040	504,192	*
Peregrine Pharmaceuticals Inc.	391,300	255,910	*
PTC Therapeutics Inc.	192,104	1,890,303	*
Repligen Corp.	126,739	4,461,213	*
Sangamo Therapeutics Inc.	113,239	588,843	*
Trevena Inc.	137,704	505,374	*
Vanda Pharmaceuticals Inc.	265,936	3,723,104	*

Total Biotechnology		42,677,199

Health Care Equipment & Supplies - 3.1%
Analogic Corp.	23,084	1,752,076
AngioDynamics Inc.	22,391	388,484	*
Cardiovascular Systems Inc.	66,558	1,881,927	*
ICU Medical Inc.	21,824	3,332,525	*
Invacare Corp.	130,262	1,550,118
Masimo Corp.	23,809	2,220,427	*
Merit Medical Systems Inc.	116,297	3,360,983	*
Natus Medical Inc.	80,749	3,169,398	*
NuVasive Inc.	36,918	2,757,036	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
NxStage Medical Inc.	83,090	$2,229,305	*
OraSure Technologies Inc.	288,856	3,734,908	*
Orthofix International NV	31,132	1,187,686	*

Total Health Care Equipment & Supplies		27,564,873

Health Care Providers & Services - 1.8%
Ensign Group Inc.	62,831	1,181,223
Kindred Healthcare Inc.	201,983	1,686,558
Magellan Health Inc.	79,257	5,472,696	*
Molina Healthcare Inc.	76,981	3,510,333	*
WellCare Health Plans Inc.	34,385	4,821,121	*

Total Health Care Providers & Services		16,671,931

Life Sciences Tools & Services - 1.3%
Cambrex Corp.	50,098	2,757,895	*
INC Research Holdings Inc., Class A Shares	72,485	3,323,437	*
Luminex Corp.	35,434	650,923
PAREXEL International Corp.	23,877	1,506,877	*
PRA Health Sciences Inc.	50,600	3,300,638	*

Total Life Sciences Tools & Services		11,539,770

Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals Inc.	65,523	950,084	*
DepoMed Inc.	71,360	895,568	*
Dyax Corp., Contingent Value Rights	233,901	0	(a)(b)(c)
Horizon Pharma PLC	144,966	2,142,597	*
Impax Laboratories Inc.	91,170	1,153,301	*
Innoviva Inc.	119,484	1,652,464	*
Intersect ENT Inc.	54,400	932,960	*
SciClone Pharmaceuticals Inc.	313,809	3,075,328	*
Sucampo Pharmaceuticals Inc., Class A Shares	90,197	992,167	*

Total Pharmaceuticals		11,794,469

TOTAL HEALTH CARE		110,248,242

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	35,523	3,241,829
Moog Inc., Class A Shares	17,289	1,164,414	*

Total Aerospace & Defense		4,406,243

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings Inc.	43,395	2,406,253	*
Hub Group Inc., Class A Shares	51,092	2,370,669	*

Total Air Freight & Logistics		4,776,922

Airlines - 0.9%
Hawaiian Holdings Inc.	117,763	5,470,092	*
SkyWest Inc.	81,469	2,790,313

Total Airlines		8,260,405

Building Products - 1.1%
Continental Building Products Inc.	71,781	1,758,635	*
NCI Building Systems Inc.	104,095	1,785,229	*
Patrick Industries Inc.	43,278	3,068,410	*
Universal Forest Products Inc.	29,596	2,916,390

Total Building Products		9,528,664

Commercial Services & Supplies - 3.4%
ABM Industries Inc.	28,672	1,250,099
ACCO Brands Corp.	151,367	1,990,476	*
Brink’s Co.	71,521	3,822,797
Deluxe Corp.	78,859	5,691,254
Ennis Inc.	59,425	1,010,225
Essendant Inc.	48,515	735,002
Herman Miller Inc.	79,294	2,501,726

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Interface Inc.	179,459	$3,418,694
Knoll Inc.	77,050	1,834,561
Quad Graphics Inc.	93,138	2,350,803
Steelcase Inc., Class A Shares	165,133	2,765,978
Tetra Technology Inc.	76,981	3,144,674

Total Commercial Services & Supplies		30,516,289

Construction & Engineering - 1.5%
Argan Inc.	46,356	3,066,449
Comfort Systems USA Inc.	52,856	1,937,172
EMCOR Group Inc.	80,991	5,098,384
MYR Group Inc.	76,027	3,117,107	*

Total Construction & Engineering		13,219,112

Electrical Equipment - 0.1%
Atkore International Group Inc.	36,607	962,032	*

Machinery - 2.4%
Alamo Group Inc.	7,417	565,101
Briggs & Stratton Corp.	4,943	110,970
Energy Recovery Inc.	124,414	1,035,125	*
Federal Signal Corp.	197,001	2,720,584
Global Brass & Copper Holdings Inc.	74,321	2,556,643
Greenbrier Cos. Inc.	45,994	1,982,341
Harsco Corp.	133,479	1,701,857	*
Mueller Water Products Inc., Class A Shares	87,715	1,036,791
SPX Corp.	30,162	731,429	*
Supreme Industries Inc., Class A Shares	110,586	2,240,472
Wabash National Corp.	329,206	6,811,272

Total Machinery		21,492,585

Professional Services - 1.2%
Barrett Business Services Inc.	22,910	1,251,344
Insperity Inc.	60,778	5,387,970
Navigant Consulting Inc.	95,364	2,180,021	*
TrueBlue Inc.	88,215	2,412,680	*

Total Professional Services		11,232,015

Road & Rail - 0.6%
Swift Transportation Co.	160,791	3,302,647	*
YRC Worldwide Inc.	161,417	1,777,201	*

Total Road & Rail		5,079,848

Trading Companies & Distributors - 0.5%
Aircastle Ltd.	148,924	3,593,536
CAI International Inc.	64,874	1,021,117	*

Total Trading Companies & Distributors		4,614,653

TOTAL INDUSTRIALS		114,088,768

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.8%
Black Box Corp.	34,187	305,974
Brocade Communications Systems Inc.	107,903	1,346,629
Calix Inc.	75,097	544,453	*
InterDigital Inc.	28,144	2,428,827
Ixia	34,805	683,918	*
NETGEAR Inc.	63,767	3,159,655	*
Plantronics Inc.	47,051	2,545,930
Ubiquiti Networks Inc.	39,056	1,962,955	*
Viavi Solutions Inc.	302,806	3,246,080	*

Total Communications Equipment		16,224,421

Electronic Equipment, Instruments & Components - 3.8%
Belden Inc.	34,613	2,394,873
Benchmark Electronics Inc.	181,431	5,769,506	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Insight Enterprises Inc.	94,564	$3,885,635	*
Methode Electronics Inc.	97,085	4,427,076
Plexus Corp.	76,054	4,395,921	*
Sanmina Corp.	157,485	6,393,891	*
ScanSource Inc.	32,892	1,291,011	*
Tech Data Corp.	62,964	5,912,320	*

Total Electronic Equipment, Instruments & Components		34,470,233

Internet Software & Services - 1.5%
Bankrate Inc.	95,002	916,769	*
Box Inc., Class A Shares	51,653	842,461	*
Carbonite Inc.	81,021	1,644,726	*
j2 Global Inc.	56,599	4,749,222
NIC Inc.	50,326	1,016,585
WebMD Health Corp.	77,932	4,105,458	*

Total Internet Software & Services		13,275,221

IT Services - 2.1%
Acxiom Corp.	30,230	860,648	*
CACI International Inc., Class A Shares	14,987	1,757,975	*
Convergys Corp.	133,379	2,820,966
EVERTEC Inc.	82,044	1,304,500
Hackett Group Inc.	68,857	1,342,023
NeuStar Inc., Class A Shares	77,565	2,571,280	*
Science Applications International Corp.	52,125	3,878,100
Sykes Enterprises Inc.	101,061	2,971,193	*
Travelport Worldwide Ltd.	135,736	1,597,613

Total IT Services		19,104,298

Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology Inc.	256,196	2,969,312	*
Cirrus Logic Inc.	100,020	6,070,214	*
Cohu Inc.	46,818	864,260
Integrated Device Technology Inc.	121,548	2,877,041	*
MaxLinear Inc.	152,474	4,276,896	*
NeoPhotonics Corp.	196,394	1,769,510	*
Photronics Inc.	114,282	1,222,817	*
Power Integrations Inc.	25,034	1,645,985
Semtech Corp.	108,681	3,673,418	*
Silicon Laboratories Inc.	48,400	3,559,820	*
Xcerra Corp.	58,085	516,376	*
Xperi Corp.	68,942	2,340,581

Total Semiconductors & Semiconductor Equipment		31,786,230

Software - 3.5%
A10 Networks Inc.	114,110	1,044,106	*
Aspen Technology Inc.	59,826	3,524,948	*
Fair Isaac Corp.	36,854	4,752,323
Gigamon Inc.	97,176	3,454,607	*
Manhattan Associates Inc.	100,090	5,209,684	*
MicroStrategy Inc., Class A Shares	23,047	4,328,227	*
Progress Software Corp.	124,112	3,605,454
Rubicon Project Inc.	93,419	550,238	*
TiVo Corp.	181,153	3,396,619
VASCO Data Security International Inc.	114,139	1,540,876	*

Total Software		31,407,082

Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer Inc.	101,932	2,583,976	*

TOTAL INFORMATION TECHNOLOGY		148,851,461

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
MATERIALS - 4.4%
Chemicals - 2.0%
Chemours Co.	100,810	$3,881,185
Chemtura Corp.	105,130	3,511,342	*
Innophos Holdings Inc.	37,596	2,029,056
Koppers Holdings Inc.	56,794	2,405,226	*
Rayonier Advanced Materials Inc.	112,973	1,519,487
Trinseo SA	69,200	4,643,320

Total Chemicals		17,989,616

Metals & Mining - 1.3%
Coeur Mining Inc.	250,910	2,027,353	*
Commercial Metals Co.	112,268	2,147,687
Hecla Mining Co.	380,348	2,012,041
Olympic Steel Inc.	40,593	753,406
Stillwater Mining Co.	141,487	2,443,480	*
TimkenSteel Corp.	52,323	989,428	*
Worthington Industries Inc.	27,979	1,261,573

Total Metals & Mining		11,634,968

Paper & Forest Products - 1.1%
Clearwater Paper Corp.	49,699	2,783,144	*
KapStone Paper and Packaging Corp.	259,721	5,999,555
Resolute Forest Products Inc.	160,100	872,545	*

Total Paper & Forest Products		9,655,244

TOTAL MATERIALS		39,279,828

REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Ashford Hospitality Prime Inc.	60,635	643,337
Ashford Hospitality Trust Inc.	408,855	2,604,406
CBL & Associates Properties Inc.	209,366	1,997,352
Chatham Lodging Trust	50,652	1,000,377
Coresite Realty Corp.	20,722	1,866,016
Cousins Properties Inc.	328,589	2,717,431
DiamondRock Hospitality Co.	434,728	4,847,217
FelCor Lodging Trust Inc.	530,980	3,987,660
First Industrial Realty Trust Inc.	84,342	2,246,027
Hersha Hospitality Trust	164,061	3,082,706
InfraREIT Inc.	51,887	933,966	*
LaSalle Hotel Properties	141,400	4,093,530
Lexington Realty Trust	364,027	3,632,989
NexPoint Residential Trust Inc.	28,047	677,616
Parkway Inc.	42,000	835,380
Potlatch Corp.	100,391	4,587,869
Ramco-Gershenson Properties Trust	115,403	1,617,950
RLJ Lodging Trust	191,107	4,492,926
Ryman Hospitality Properties Inc.	42,556	2,631,238
Sabra Health Care REIT Inc.	116,974	3,267,084
Silver Bay Realty Trust Corp.	76,254	1,637,173
Summit Hotel Properties Inc.	170,122	2,718,550
Sunstone Hotel Investors Inc.	350,302	5,370,130
Washington Prime Group Inc.	329,689	2,864,997
Xenia Hotels & Resorts Inc.	188,092	3,210,730

Total Equity Real Estate Investment Trusts (REITs)		67,564,657

Real Estate Management & Development - 0.6%
Forestar Real Estate Group Inc.	84,517	1,153,657	*
HFF Inc., Class A Shares	85,795	2,373,948
Marcus & Millichap Inc.	62,078	1,525,877	*

Total Real Estate Management & Development		5,053,482

TOTAL REAL ESTATE		72,618,139

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings Inc.		98,773	4,252,178
IDT Corp., Class B Shares		25,738	327,387
Windstream Holdings Inc.		420,815	2,293,442

TOTAL TELECOMMUNICATION SERVICES			6,873,007

UTILITIES - 4.1%
Electric Utilities - 1.5%
ALLETE Inc.		60,591	$4,102,617
El Paso Electric Co.		38,288	1,933,544
IDACORP Inc.		25,471	2,113,074
PNM Resources Inc.		145,864	5,396,968

Total Electric Utilities			13,546,203

Gas Utilities - 1.7%
Chesapeake Utilities Corp.		17,252	1,193,838
New Jersey Resources Corp.		39,874	1,579,010
Northwest Natural Gas Co.		27,866	1,646,881
ONE Gas Inc.		53,418	3,611,057
Southwest Gas Holdings Inc.		60,478	5,014,231
WGL Holdings Inc.		29,599	2,442,805

Total Gas Utilities			15,487,822

Independent Power and Renewable Electricity Producers - 0.5%
Dynegy Inc.		229,843	1,806,566	*
NRG Yield Inc., Class C Shares		35,300	624,810
Pattern Energy Group Inc.		90,232	1,816,370

Total Independent Power and Renewable Electricity Producers			4,247,746

Multi-Utilities - 0.4%
Avista Corp.		89,562	3,497,396
Unitil Corp.		13,453	605,789

Total Multi-Utilities			4,103,185

TOTAL UTILITIES			37,384,956

TOTAL COMMON STOCKS (Cost - $729,478,889)			868,448,722

INVESTMENTS IN UNDERLYING FUNDS - 0.5%
iShares Trust - iShares Russell 2000 ETF (Cost - $4,283,102)		32,778	4,506,320

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $733,761,991)			872,955,042

	RATE
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $20,509,272)	0.634%	20,509,272	20,509,272

TOTAL INVESTMENTS - 99.1% (Cost - $754,271,263#)			893,464,314
Other Assets in Excess of Liabilities - 0.9%			8,298,545

TOTAL NET ASSETS - 100.0%			$901,762,859

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$125,801,879	—	$0	*	$125,801,879
Health Care	110,248,242	—	0	*	110,248,242
Other Common Stocks	632,398,601	—	—		632,398,601
Investments in Underlying Funds	4,506,320	—	—		4,506,320

Total Long-Term Investments	$872,955,042	—	$0	*	$872,955,042

Short-Term Investments†	20,509,272	—	—		20,509,272

Total Investments	$893,464,314	—	$0	*	$893,464,314

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$206,066,718
Gross unrealized depreciation	(66,873,667)

Net unrealized appreciation	$139,193,051

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017